Geological and geophysical expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geological and geophysical expenses
Staff costs (Note 11)	$ 7,097	$ 6,042	$ 12,653
Share-based payment (Notes 11)	393	177	240
Communication and IT costs	1,743	1,071	850
Consultant fees	917	854	545
Allocation to capitalised project	(416)	(953)	(102)
Other services	795	700	765
Geological and geophysical expenses	$ 10,529	$ 7,891	$ 14,951